Earnings/(loss) per share (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Earnings/(loss) per share
Profit/(loss) from continuing operations for the year attributable to equity holders of the Parent Company	$ 3,589,285	$ (145,979,134)
Loss from discontinued operations for the year attributable to equity holders of the Parent Company	$ (1,511,817)	$ (13,759,245)
Weighted average number of ordinary shares outstanding during the year	6,566,922	106,253,308
Profit/(loss) per share attributable to equity holders of the Parent Company from continuing operations - basic	$ 0.55	$ (1.37)
Profit/(loss) per share attributable to equity holders of the Parent Company from continuing operations - diluted	0.44	(1.37)
Profit/(loss) per share attributable to equity holders of the Parent Company - basic	0.32	(1.50)
Profit/(loss) per share attributable to equity holders of the Parent Company - Diluted	$ 0.25	$ (1.50)